Schedule of Investments (unaudited)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31 (Call 12/01/30)	$5	$4,214

Aerospace & Defense — 1.4%
Boeing Co. (The), 2.20%, 02/04/26 (Call 02/04/23)	290	270,062
Bombardier Inc., 7.50%, 03/15/25 (Call 08/29/22)(a)	100	98,085
General Dynamics Corp., 1.15%, 06/01/26 (Call 05/01/26)	120	110,675
Lockheed Martin Corp., 3.90%, 06/15/32 (Call 03/15/32)	45	46,472
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 08/29/22)	500	474,670
2.25%, 04/01/28 (Call 02/01/28)	90	80,067
TransDigm Inc.
6.25%, 03/15/26 (Call 08/29/22)(a)	100	100,413
6.38%, 06/15/26 (Call 08/29/22)	50	50,015
7.50%, 03/15/27 (Call 08/29/22)	50	50,843
		1,281,302
Agriculture — 2.7%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	250	240,803
2.45%, 02/04/32 (Call 11/04/31)	180	141,037
4.40%, 02/14/26 (Call 12/14/25)(b)	155	156,626
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	99	84,975
2.79%, 09/06/24 (Call 08/06/24)	100	97,149
4.91%, 04/02/30 (Call 01/02/30)	59	56,167
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	400	362,304
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	240	224,561
2.75%, 05/14/31 (Call 02/14/31)	140	120,677
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(b)	280	222,992
3.25%, 11/10/24	500	496,830
US Bancorp., 4.55%, 07/22/28	170	174,520
		2,378,641
Airlines — 0.7%
American Airlines Inc., 11.75%, 07/15/25(a)(b)	85	94,350
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	90	88,765
5.75%, 04/20/29(a)	165	157,998
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27	46	42,042
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	75	72,206
4.63%, 04/15/29 (Call 10/15/28)(a)	160	147,470
		602,831
Apparel — 0.4%
International Business Machines Corp., 4.15%, 07/27/27	170	173,859
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	150	145,886
2.85%, 03/27/30 (Call 12/27/29)	25	23,904
		343,649
Auto Manufacturers — 2.0%
Allison Transmission Inc., 3.75%, 01/30/31 (Call 01/30/26)(a)	100	86,355
American Honda Finance Corp.
0.75%, 08/09/24	50	47,558
1.20%, 07/08/25	250	234,920
General Motors Co., 5.40%, 10/02/23	35	35,615
Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
1.20%, 10/15/24	$150	$140,379
1.70%, 08/18/23	180	175,845
3.80%, 04/07/25(b)	95	93,773
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29 (Call 07/15/24)(a)	285	220,342
PACCAR Financial Corp., 0.35%, 02/02/24	100	95,857
Toyota Motor Credit Corp.
1.45%, 01/13/25	115	110,258
1.90%, 01/13/27	330	309,649
2.50%, 03/22/24	200	197,910
3.95%, 06/30/25	10	10,157
		1,758,618
Auto Parts & Equipment — 0.0%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	33	31,950

Banks — 19.8%
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23), (1 year CMT + 0.450%)(c)	200	193,306
1.72%, 09/14/27 (Call 09/14/26), (1 year CMT + 0.900%)(c)	200	176,168
1.85%, 03/25/26	210	190,963
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(c)	210	203,723
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(c)	200	191,900
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	230	218,148
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	170	158,557
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	100	92,196
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(c)	450	408,226
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(c)	260	229,645
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(c)	75	65,583
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(c)	150	146,357
3.84%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(c)	100	99,645
4.25%, 10/22/26	120	121,273
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(c)	100	100,606
4.83%, 07/22/26 (Call 07/22/25), (SOFR + 1.750%)(c)	75	76,180
4.95%, 07/22/28 (Call 07/22/27), (SOFR + 2.040%)(c)	45	46,284
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(c)	100	86,879
Bank of Montreal
0.63%, 07/09/24	110	104,287
1.25%, 09/15/26	60	54,524
3.70%, 06/07/25	120	120,184
Bank of New York Mellon Corp. (The)
3.35%, 04/25/25 (Call 03/25/25)	200	199,938
4.41%, 07/24/26	35	35,581
Bank of Nova Scotia (The)
0.65%, 07/31/24	115	108,558
1.05%, 03/02/26	230	209,912
Barclays PLC, 2.28%, 11/24/27 (Call 11/24/26), (1 year CMT + 1.050%)(c)	200	179,122
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	120	116,849
2.25%, 01/28/25	170	164,623
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(c)	530	508,429
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	90	85,255
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(c)	240	216,120
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(c)	150	128,850

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	$365	$360,660
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(c)	60	56,457
4.60%, 03/09/26	100	102,069
Cooperatieve Rabobank U.A./NY, 1.38%, 01/10/25	250	237,372
Deutsche Bank AG/New York NY
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(c)	150	131,607
6.12%, 07/14/26 (Call 07/14/25), (SOFR + 3.190%)(b)(c)	150	152,796
Series E, 0.96%, 11/08/23	150	144,528
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(c)	60	54,602
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	105	96,578
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	50	45,197
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(c)	300	273,408
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(c)	175	147,530
2.60%, 02/07/30 (Call 11/07/29)	90	79,637
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(c)	45	38,829
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	115	112,761
3.50%, 01/23/25 (Call 10/23/24)	335	334,725
3.75%, 02/25/26 (Call 11/25/25)	194	194,396
3.85%, 01/26/27 (Call 01/26/26)	120	119,966
HSBC Holdings PLC
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(c)	400	384,632
4.25%, 03/14/24	200	200,500
4.76%, 03/29/33 (Call 03/29/32), (SOFR + 2.530%)(c)	200	189,564
HSBC USA Inc., 3.75%, 05/24/24	200	200,306
ING Groep NV, 3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(c)	200	197,232
JPMorgan Chase & Co.
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	315	284,058
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(c)	120	112,920
2.95%, 10/01/26 (Call 07/01/26)(b)	200	194,702
3.13%, 01/23/25 (Call 10/23/24)	40	39,956
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	132	130,651
3.85%, 06/14/25 (Call 06/14/24), (SOFR + 0.980%)(c)	135	134,645
3.88%, 09/10/24	200	201,210
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(c)	100	100,210
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(c)	300	299,634
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(c)	200	202,784
4.85%, 07/25/28 (Call 07/25/27), (SOFR + 1.990%)(c)	225	230,886
Lloyds Banking Group PLC, 0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)(c)	200	194,168
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(c)	260	243,542
1.64%, 10/13/27 (Call 10/13/26)(c)	360	321,811
2.34%, 01/19/28 (Call 01/19/27)(c)	200	182,962
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(c)	280	272,474
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(c)	300	290,145
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(c)	245	241,060
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	170	155,062
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(c)	110	104,788
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(c)	185	155,996
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(b)(c)	280	249,948
3.13%, 07/27/26	85	83,148
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(c)	300	297,483
Security	Par (000)	Value

Banks (continued)
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(c)	$30	$28,541
3.88%, 01/27/26	100	100,646
4.68%, 07/17/26 (Call 07/17/25), (SOFR + 1.669%)(c)	110	111,774
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(c)	195	181,340
NatWest Group PLC, 3.07%, 05/22/28 (Call 05/22/27)(c)	200	185,090
Royal Bank of Canada
0.75%, 10/07/24	50	46,974
1.20%, 04/27/26	75	68,594
2.05%, 01/21/27(b)	100	93,114
2.55%, 07/16/24	200	196,360
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	150	145,607
Santander UK Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(c)	330	310,018
Sumitomo Mitsui Financial Group Inc., 1.47%, 07/08/25	500	466,140
SVB Financial Group, 1.80%, 02/02/31 (Call 11/02/30)	95	74,673
Toronto-Dominion Bank (The)
1.25%, 09/10/26	300	272,325
3.77%, 06/06/25	200	200,778
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	100	98,784
Wells Fargo & Co.
3.00%, 02/19/25	150	148,431
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(c)	205	198,165
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(c)	500	496,740
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(c)	150	150,697
4.81%, 07/25/28	170	173,934
Westpac Banking Corp., 3.74%, 08/26/25(b)	195	196,002
		17,562,193
Beverages — 0.7%
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	150	137,940
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	150	148,536
4.35%, 05/09/27 (Call 04/09/27)	50	50,647
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 08/29/22)	100	95,683
3.95%, 04/15/29 (Call 02/15/29)	20	19,921
PepsiCo Inc., 3.60%, 02/18/28	140	142,612
		595,339
Biotechnology — 0.6%
Amgen Inc., 1.90%, 02/21/25 (Call 01/21/25)	150	144,904
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	200	200,190
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	190	158,977
		504,071
Building Materials — 0.4%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	57	54,997
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	300	260,343
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 08/29/22)	55	53,387
		368,727
Chemicals — 1.5%
Air Products and Chemicals Inc., 1.50%, 10/15/25
(Call 09/15/25)	100	95,113
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	65	65,265
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	130	110,926
5.90%, 07/05/24	260	261,955
6.05%, 03/15/25	260	262,272

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	$25	$23,995
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	100	95,570
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	100	96,661
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	100	91,805
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	100	91,301
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	100	99,490
		1,294,353
Commercial Services — 1.9%
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	40	37,153
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	141	125,586
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	30	29,987
3.70%, 04/01/27 (Call 01/01/27)	14	14,132
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	135	135,652
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	225	209,401
5.75%, 11/01/28 (Call 11/01/23)(a)	100	85,129
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 01/15/23)(a)	220	201,487
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/01/22)(b)	80	74,577
2.35%, 01/15/32 (Call 10/15/31)	35	28,379
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)	65	62,113
2.90%, 03/01/32 (Call 12/01/31)(a)(b)	270	250,584
2.95%, 01/22/27 (Call 10/22/26)(b)	105	103,049
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	100	96,053
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	208	209,088
		1,662,370
Computers — 2.7%
Apple Inc.
1.13%, 05/11/25 (Call 04/11/25)	500	475,785
1.40%, 08/05/28 (Call 06/05/28)	50	45,285
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	105	105,582
6.20%, 07/15/30 (Call 04/15/30)	50	53,607
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	100	83,291
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(b)	710	648,230
4.00%, 04/15/29 (Call 02/15/29)	200	193,216
4.20%, 04/15/32 (Call 01/15/32)	90	83,560
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	250	230,207
4.00%, 07/27/25	395	400,668
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)(a)	10	8,017
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	20	18,946
		2,346,394
Cosmetics & Personal Care — 0.1%
Procter & Gamble Co. (The), 2.30%, 02/01/32(b)	50	46,484
Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 10/15/27 (Call 08/15/27)	150	144,403
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	105	101,345
Ally Financial Inc., 1.45%, 10/02/23 (Call 09/02/23)	110	106,909
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)	150	145,446
Security	Par (000)	Value

Diversified Financial Services (continued)
3.38%, 05/03/24	$130	$129,760
3.95%, 08/01/25 (Call 07/01/25)	70	70,627
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	30	25,171
Capital One Financial Corp., 3.90%, 01/29/24 (Call 12/29/23)	200	200,216
Charles Schwab Corp. (The), 1.15%, 05/13/26 (Call 04/13/26)	195	179,689
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	10	9,200
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 08/09/22)	75	75,689
Intercontinental Exchange Inc., 3.65%, 05/23/25 (Call 04/23/25)(b)	55	55,425
LPL Holdings Inc., 4.00%, 03/15/29 (Call 03/15/24)(a)(b)	125	116,226
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	35	34,727
3.30%, 03/26/27 (Call 01/26/27)	100	100,729
Nomura Holdings Inc., 2.65%, 01/16/25	350	336,623
StoneX Group Inc., 8.63%, 06/15/25 (Call 08/29/22)(a)	100	102,126
		1,934,311
Electric — 3.5%
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	50	45,124
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)(b)	50	47,773
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	50	42,320
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	100	97,072
American Electric Power Co. Inc., 2.03%, 03/15/24	50	48,653
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	45	37,769
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	95	79,933
4.05%, 04/15/25 (Call 03/15/25)(b)	60	61,367
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)(b)	50	49,965
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	50	44,383
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)	85	76,315
Dominion Energy Inc.
Series C, 2.25%, 08/15/31 (Call 05/15/31)	35	30,218
Series D, 2.85%, 08/15/26 (Call 05/15/26)	50	48,158
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	80	73,256
DTE Energy Co., Series H, 0.55%, 11/01/22	25	24,880
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)(b)	130	127,976
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	130	115,908
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	40	33,784
Entergy Louisiana LLC, 5.40%, 11/01/24	131	135,671
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	70	67,334
3.38%, 03/01/32 (Call 12/01/31)	30	28,128
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)(a)	50	46,933
3.40%, 04/15/26 (Call 01/15/26)	70	69,376
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	60	54,946
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	10	10,393
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	35	34,174
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	25	22,938
3.70%, 03/15/29 (Call 12/15/28)	40	39,038
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	150	138,859
3.55%, 05/01/27 (Call 02/01/27)	84	83,292
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 11/15/22)	150	145,459
2.50%, 02/01/31 (Call 11/01/30)	45	35,962

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.00%, 06/15/28 (Call 04/15/28)(b)	$5	$4,391
3.15%, 01/01/26	20	18,668
3.25%, 06/01/31 (Call 03/01/31)	20	16,771
4.55%, 07/01/30 (Call 01/01/30)	40	36,934
PG&E Corp., 5.25%, 07/01/30 (Call 07/01/25)	200	180,006
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	20	17,690
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	60	51,849
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	20	16,559
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	10	8,983
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	48,109
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	50	48,725
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	50	47,921
2.85%, 08/01/29 (Call 05/01/29)	25	22,768
Southern Co. (The), 5.11%, 08/01/27	50	51,218
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	75	75,660
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	90	83,233
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	40	39,023
Virginia Electric & Power Co., Series B, 3.75%, 05/15/27 (Call 04/15/27)	130	131,793
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	120	110,708
5.00%, 07/31/27 (Call 08/09/22)(a)(b)	20	19,709
WEC Energy Group Inc., 0.55%, 09/15/23	40	38,774
Xcel Energy Inc., 1.75%, 03/15/27 (Call 02/15/27)	80	73,214
		3,140,063
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.00%, 12/21/28 (Call 10/21/28)	140	128,341
Electronics — 0.5%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	35	29,949
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	160	156,866
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	100	96,282
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	46	39,238
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	5	4,836
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	75	68,352
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	65	66,483
		462,006
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	100	101,493
Environmental Control — 0.8%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(b)	510	465,523
3.38%, 11/15/27 (Call 08/15/27)	200	196,076
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)(b)	40	38,688
		700,287
Food — 1.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (Call 01/15/23)(a)	40	37,966
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	200	182,936
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(b)	200	193,612
3.88%, 05/15/27 (Call 02/15/27)(b)	165	163,997
Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)(b)	$300	$297,246
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	100	94,479
		970,236
Gas — 0.3%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	50	48,773
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	30	25,164
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	140	128,255
Southern California Gas Co., 2.95%, 04/15/27 (Call 03/15/27)	70	68,546
Southwest Gas Corp., 4.05%, 03/15/32 (Call 12/15/31)	35	33,250
		303,988
Health Care - Products — 0.4%
DH Europe Finance II Sarl, 2.05%, 11/15/22	145	144,485
PerkinElmer Inc.
0.85%, 09/15/24 (Call 09/15/22)	240	225,123
1.90%, 09/15/28 (Call 07/15/28)(b)	30	26,019
		395,627
Health Care - Services — 1.6%
Charles River Laboratories International Inc., 4.00%, 03/15/31 (Call 03/15/26)(a)	100	92,119
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)(b)	210	172,731
Elevance Health Inc., 1.50%, 03/15/26 (Call 02/15/26)	110	102,651
HCA Inc.
5.25%, 04/15/25	125	127,454
5.88%, 02/15/26 (Call 08/15/25)(b)	170	175,773
Humana Inc.
3.70%, 03/23/29 (Call 02/23/29)	40	39,248
4.50%, 04/01/25 (Call 03/01/25)	100	101,866
Laboratory Corp. of America Holdings, 1.55%, 06/01/26 (Call 05/01/26)	70	64,196
Molina Healthcare Inc., 3.88%, 05/15/32 (Call 02/15/32)(a)	150	137,771
Tenet Healthcare Corp., 5.13%, 11/01/27 (Call 11/01/22)(a)	150	147,787
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	50	46,601
2.30%, 05/15/31 (Call 02/15/31)	80	72,517
3.10%, 03/15/26	135	134,852
		1,415,566
Holding Companies - Diversified — 1.6%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	293	254,113
2.88%, 06/15/28 (Call 04/15/28)	95	78,632
3.20%, 11/15/31 (Call 08/15/31)	50	39,402
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(a)	45	39,174
Blackstone Private Credit Fund, 2.70%, 01/15/25 (Call 11/15/24)(a)	60	55,254
FS KKR Capital Corp.
1.65%, 10/12/24	210	194,781
2.63%, 01/15/27 (Call 12/15/26)	180	153,797
3.25%, 07/15/27 (Call 06/15/27)	10	8,772
3.40%, 01/15/26 (Call 12/15/25)	200	182,466
4.63%, 07/15/24 (Call 06/15/24)(b)	110	109,901
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	5	4,674
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	65	56,571
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	100	90,053
6.38%, 12/15/25 (Call 08/29/22)	100	99,875
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	10	8,999
		1,376,464
Home Builders — 0.1%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	75	67,496

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 2.0%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	$102	$99,935
AXA SA, 8.60%, 12/15/30	145	177,110
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	225	212,366
Chubb INA Holdings Inc., 3.35%, 05/15/24	25	25,117
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	115	92,438
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31
(Call 12/03/30)	30	26,712
Marsh & McLennan Companies Inc.
2.38%, 12/15/31 (Call 09/15/31)(b)	1,040	911,810
4.38%, 03/15/29 (Call 12/15/28)	60	61,237
Progressive Corp. (The)
2.50%, 03/15/27 (Call 02/15/27)	50	48,207
3.00%, 03/15/32 (Call 12/15/31)	30	28,102
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	65	57,752
4.65%, 06/15/27 (Call 05/15/27)	50	50,331
		1,791,117
Internet — 0.3%
Amazon.com Inc., 3.30%, 04/13/27 (Call 03/13/27)	200	201,190
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	35	29,863
5.25%, 04/01/25 (Call 01/01/25)	50	50,931
		281,984
Iron & Steel — 0.3%
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(a)	140	141,722
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	40	36,242
Reliance Steel & Aluminum Co., 2.15%, 08/15/30
(Call 05/15/30)	100	82,933
		260,897
Lodging — 0.4%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	145	131,203
3.70%, 01/15/31 (Call 10/15/30)	90	81,149
Hilton Domestic Operating Co. Inc., 4.88%, 01/15/30
(Call 01/15/25)	100	97,088
		309,440
Machinery — 1.4%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	90	83,130
0.95%, 01/10/24	120	116,530
3.40%, 05/13/25	100	100,642
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	60	51,787
3.00%, 05/01/30 (Call 02/01/30)	250	224,427
John Deere Capital Corp.
1.25%, 01/10/25(b)	200	191,648
3.40%, 06/06/25	190	191,188
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	100	89,354
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	195	188,273
		1,236,979
Manufacturing — 0.3%
Carlisle Companies Inc.
0.55%, 09/01/23 (Call 09/01/22)	200	193,476
2.20%, 03/01/32 (Call 12/01/31)(b)	40	32,367
Parker-Hannifin Corp., 3.65%, 06/15/24	40	39,981
		265,824
Security	Par (000)	Value

Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	$35	$29,565
4.50%, 02/01/24 (Call 01/01/24)	100	100,678
Comcast Corp., 3.95%, 10/15/25 (Call 08/15/25)	150	152,598
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	110	102,771
DISH DBS Corp.
5.88%, 11/15/24	100	92,515
7.75%, 07/01/26(b)	100	82,583
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)(b)	225	216,335
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	200	182,570
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	150	147,324
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	200	169,750
		1,276,689
Mining — 0.2%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)(b)	45	41,444
Freeport-McMoRan Inc., 5.25%, 09/01/29 (Call 09/01/24)	100	98,588
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	63	73,795
		213,827
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 4.25%, 04/01/28 (Call 10/01/22)	25	23,072
Oil & Gas — 5.0%
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(b)	160	154,312
BP Capital Markets America Inc., 3.19%, 04/06/25 (Call 08/24/22)	150	150,000
Burlington Resources LLC, 7.40%, 12/01/31	350	435,582
Canadian Natural Resources Ltd., 2.05%, 07/15/25 (Call 06/15/25)	200	188,796
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	67	69,542
Chesapeake Energy Corp., 6.75%, 04/15/29 (Call 04/15/24)(a)	140	144,991
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	80	81,851
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	100	94,086
CNX Resources Corp., 7.25%, 03/14/27 (Call 08/29/22)(a)	100	101,246
Conoco Funding Co., 7.25%, 10/15/31	11	13,364
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	100	97,699
6.95%, 04/15/29	34	39,999
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	50	49,501
4.38%, 01/15/28 (Call 10/15/27)	75	72,251
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	66	64,683
5.25%, 09/15/24 (Call 06/15/24)	400	408,968
7.95%, 04/15/32	19	22,904
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)	155	147,782
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	20	19,463
6.13%, 02/01/25 (Call 01/01/25)	25	26,047
7.00%, 02/01/30 (Call 11/01/29)	10	10,954
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	70	65,303
2.99%, 03/19/25 (Call 02/19/25)	250	248,932
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	55	54,824
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	100	101,963

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Matador Resources Co., 5.88%, 09/15/26 (Call 08/15/22)(b)	$80	$81,267
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(a)	175	181,445
Murphy Oil Corp., 5.88%, 12/01/27 (Call 12/01/22)	15	14,848
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	295	286,896
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)(b)	150	160,690
6.45%, 09/15/36	50	55,589
8.88%, 07/15/30 (Call 01/15/30)	70	84,023
PDC Energy Inc., 5.75%, 05/15/26 (Call 08/29/22)	165	160,555
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	50	45,577
Shell International Finance BV, 2.75%, 04/06/30 (Call 01/06/30)	30	28,158
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 08/29/22)	140	139,394
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	185	197,554
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(a)	140	135,069
		4,436,108
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	100	93,039
3.14%, 11/07/29 (Call 08/07/29)	60	55,547
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)	210	191,898
		340,484
Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/29/22)(a)	200	155,814
Berry Global Inc., 4.88%, 07/15/26 (Call 08/29/22)(a)	100	98,113
		253,927
Pharmaceuticals — 2.6%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	150	146,796
3.20%, 11/21/29 (Call 08/21/29)	60	57,191
3.80%, 03/15/25 (Call 12/15/24)	400	401,324
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	98,956
3.45%, 12/15/27 (Call 09/15/27)	168	165,833
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)	305	294,999
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	100	92,785
1.45%, 11/13/30 (Call 08/13/30)	60	51,521
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	90	80,414
3.00%, 08/15/26 (Call 06/15/26)	150	146,889
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	200	192,530
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	55	50,219
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)	120	111,229
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)(b)	330	302,029
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	90	78,518
		2,271,233
Pipelines — 4.4%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	105	98,451
5.13%, 06/30/27 (Call 01/01/27)	80	81,444
7.00%, 06/30/24 (Call 01/01/24)	200	207,542
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	150	146,268
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	100	94,726
Security	Par (000)	Value

Pipelines (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 02/01/29 (Call 02/01/24)(a)	$100	$91,029
Enbridge Inc., 0.55%, 10/04/23	175	168,985
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	30	27,883
5.88%, 01/15/24 (Call 10/15/23)	200	204,308
Kinder Morgan Inc., 1.75%, 11/15/26 (Call 10/15/26)	100	90,852
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	300	276,177
2.65%, 08/15/30 (Call 05/15/30)	660	572,933
4.88%, 12/01/24 (Call 09/01/24)	185	187,988
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(a)	200	189,238
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	190	184,937
6.35%, 01/15/31 (Call 10/15/30)	125	134,080
7.50%, 09/01/23 (Call 06/01/23)	210	216,224
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	140	143,007
Targa Resources Corp., 4.20%, 02/01/33 (Call 11/01/32)	30	28,184
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	30	26,799
4.88%, 02/01/31 (Call 02/01/26)	100	94,559
6.50%, 07/15/27 (Call 08/29/22)	13	13,379
6.88%, 01/15/29 (Call 01/15/24)	121	125,040
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	125	115,515
Western Midstream Operating LP, 4.30%, 02/01/30 (Call 11/01/29)(b)	220	204,552
Williams Companies Inc. (The), 2.60%, 03/15/31 (Call 12/15/30)	150	130,238
		3,854,338
Real Estate — 0.3%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	80	66,221
4.88%, 03/01/26 (Call 12/01/25)	150	153,504
		219,725
Real Estate Investment Trusts — 4.8%
American Tower Corp.
0.60%, 01/15/24	300	286,788
1.45%, 09/15/26 (Call 08/15/26)	60	53,868
3.00%, 06/15/23	50	49,659
3.38%, 05/15/24 (Call 04/15/24)	50	49,578
3.65%, 03/15/27 (Call 02/15/27)	20	19,511
4.00%, 06/01/25 (Call 03/01/25)	146	146,181
4.05%, 03/15/32 (Call 12/15/31)	50	47,873
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	20	18,241
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	450	417,127
2.50%, 07/15/31 (Call 04/15/31)	40	34,251
3.65%, 09/01/27 (Call 06/01/27)	90	87,646
3.80%, 02/15/28 (Call 11/15/27)	12	11,704
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	85	82,382
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	50	43,699
Extra Space Storage LP, 3.90%, 04/01/29 (Call 02/01/29)	180	172,627
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	175	173,749
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	20	17,198
Iron Mountain Inc., 5.63%, 07/15/32 (Call 07/15/26)(a)(b)	150	142,400
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)(b)	100	82,720

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP, 1.10%, 09/15/26 (Call 08/15/26)	$110	$98,248
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	100	77,273
Public Storage
1.95%, 11/09/28 (Call 09/09/28)	215	192,425
2.30%, 05/01/31 (Call 02/01/31)	280	246,394
3.39%, 05/01/29 (Call 02/01/29)	190	183,331
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	70	60,241
Realty Income Corp., 0.75%, 03/15/26 (Call 02/15/26)	100	89,428
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)	125	109,419
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	190	188,934
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	250	188,502
VICI Properties LP
4.38%, 05/15/25	100	99,003
5.13%, 05/15/32 (Call 02/15/32)	100	99,631
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(a)	20	18,319
4.25%, 12/01/26 (Call 12/01/22)(a)	50	47,216
5.63%, 05/01/24 (Call 02/01/24)(a)	50	50,031
5.75%, 02/01/27 (Call 11/01/26)(a)	50	49,856
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	40	34,788
2.75%, 01/15/31 (Call 10/15/30)	50	43,483
Weyerhaeuser Co.
4.00%, 04/15/30 (Call 01/15/30)	250	243,065
7.38%, 03/15/32	20	24,017
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	200	201,420
		4,282,226
Retail — 2.0%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	35	32,940
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	435	379,616
Bath & Body Works Inc., 9.38%, 07/01/25(a)(b)	116	122,312
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	30	26,326
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(a)	150	140,941
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)	315	300,277
Home Depot Inc. (The), 2.70%, 04/15/25 (Call 03/15/25)	200	197,874
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	150	149,028
3.35%, 04/01/27 (Call 03/01/27)	30	29,778
McDonald’s Corp., 1.45%, 09/01/25 (Call 08/01/25)	200	189,568
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)(b)	100	96,707
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	150	145,845
		1,811,212
Semiconductors — 1.4%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	100	101,701
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	40	36,266
2.10%, 10/01/31 (Call 07/01/31)	100	88,932
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	100	100,002
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(a)	60	50,154
3.15%, 11/15/25 (Call 10/15/25)	350	342,815
3.46%, 09/15/26 (Call 07/15/26)(b)	110	107,864
4.00%, 04/15/29 (Call 02/15/29)(a)	95	91,157
4.15%, 04/15/32 (Call 01/15/32)(a)	70	65,981
Intel Corp., 3.70%, 07/29/25 (Call 04/29/25)(b)	200	202,850
Security	Par (000)	Value

Semiconductors (continued)
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(a)	$11	$10,319
Texas Instruments Inc., 1.90%, 09/15/31 (Call 06/15/31)	56	49,686
		1,247,727
Software — 1.0%
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	100	84,379
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	200	196,162
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	180	165,499
3.40%, 07/08/24 (Call 04/08/24)(b)	300	298,599
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)	35	34,999
Take-Two Interactive Software Inc., 3.30%, 03/28/24(b)	50	49,809
VMware Inc.
1.00%, 08/15/24 (Call 08/29/22)	50	47,138
4.50%, 05/15/25 (Call 04/15/25)	30	30,337
		906,922
Telecommunications — 3.7%
America Movil SAB de CV, 2.88%, 05/07/30 (Call 02/07/30)	200	184,282
AT&T Inc.
0.90%, 03/25/24 (Call 08/09/22)	200	192,060
2.25%, 02/01/32 (Call 11/01/31)	50	42,604
2.30%, 06/01/27 (Call 04/01/27)	210	196,812
4.30%, 02/15/30 (Call 11/15/29)	30	30,082
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/23)(a)	240	206,467
Embarq Corp., 8.00%, 06/01/36	50	41,201
Frontier Communications Holdings LLC
6.00%, 01/15/30 (Call 10/15/24)(a)	100	84,297
8.75%, 05/15/30 (Call 05/15/25)(a)	100	106,161
Hughes Satellite Systems Corp., 6.63%, 08/01/26(b)	50	49,180
Lumen Technologies Inc.
5.38%, 06/15/29 (Call 06/15/24)(a)	200	166,036
5.63%, 04/01/25 (Call 01/01/25)	100	99,670
Motorola Solutions Inc.
2.75%, 05/24/31 (Call 02/24/31)	140	117,361
4.60%, 02/23/28 (Call 11/23/27)	99	99,244
5.60%, 06/01/32 (Call 03/01/32)	200	207,548
Rogers Communications Inc.
2.95%, 03/15/25 (Call 03/15/23)(a)	100	98,288
3.20%, 03/15/27 (Call 02/15/27)(a)	55	53,744
3.80%, 03/15/32 (Call 12/15/31)(a)	50	48,350
Sprint Capital Corp.
6.88%, 11/15/28	150	168,351
8.75%, 03/15/32	150	194,038
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	100	92,292
3.50%, 04/15/25 (Call 03/15/25)	100	98,898
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)(b)	130	108,657
3.00%, 03/22/27 (Call 01/22/27)	55	53,653
3.38%, 02/15/25	300	301,035
ViaSat Inc.
5.63%, 09/15/25 (Call 08/09/22)(a)	100	88,039
5.63%, 04/15/27 (Call 08/09/22)(a)(b)	100	94,352
Vmed O2 UK Financing I PLC, 4.75%, 07/15/31 (Call 07/15/26)(a)	100	91,351
		3,314,053
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	50	48,988

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Transportation — 0.8%
Altera Infrastructure LP/Teekay Offshore Finance Corp.,
8.50%, 07/15/23 (Call 08/15/22)(a)	$100		$52,401
Union Pacific Corp., 3.75%, 07/15/25 (Call 05/15/25)	100		101,253
United Parcel Service Inc.
3.90%, 04/01/25 (Call 03/01/25)	300		305,985
4.45%, 04/01/30 (Call 01/01/30)	200		212,638
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)	75		68,358
			740,635
Water — 0.0%
American Water Capital Corp., 4.45%, 06/01/32
(Call 03/01/32)	25		25,842
Total Corporate Bonds & Notes — 80.3%
(Cost: $72,940,986)			71,190,263

U.S. Government Agency Obligations

Mortgage-Backed Securities — 43.4%
Federal Home Loan Mortgage Corp.
3.00%, 03/01/46	230		225,241
3.00%, 07/01/46	19		18,683
3.00%, 08/01/46	112		109,525
3.00%, 10/01/46	33		32,559
3.00%, 12/01/46	312		304,894
3.00%, 01/01/47	64		62,740
3.00%, 06/01/47	176		172,406
3.00%, 10/01/47	48		47,064
3.50%, 07/01/33	12		12,529
3.50%, 06/01/34	30		30,112
3.50%, 07/01/43	10		10,162
3.50%, 09/01/44	8		8,411
3.50%, 01/01/46	7		7,453
3.50%, 03/01/46	7		6,515
3.50%, 09/01/46	5		5,404
3.50%, 08/01/47	5		4,781
3.50%, 05/01/49	24		23,704
3.50%, 06/01/49	26		26,298
4.00%, 04/01/46	80		82,084
4.00%, 07/01/46	28		29,012
4.00%, 06/01/48	32		32,390
4.00%, 01/01/49	0	(d)	91
4.50%, 07/01/48	7		7,440
5.00%, 07/01/48	6		6,531
5.00%, 04/01/49	5		5,043
Federal National Mortgage Association
1.50%, 01/01/51	487		420,482
2.00%, 08/15/52(e)	5,357		4,817,411
2.50%, 12/01/51	48		44,602
2.50%, 08/15/52(e)	6,187		5,764,606
3.00%, 08/15/52(e)	600		577,764
4.00%, 08/15/52(e)	878		882,356
4.00%, 01/01/57	57		58,738
4.00%, 02/01/57	58		59,879
5.00%, 08/15/52(e)	217		222,811
5.50%, 08/15/52(e)	525		543,990
Government National Mortgage Association
2.00%, 06/20/51	920		847,152
2.00%, 08/18/52(e)	1,275		1,171,008
2.50%, 12/20/46	96		91,605
2.50%, 06/20/50	905		863,097
2.50%, 08/20/50	274		261,510
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 09/20/50	$412	$392,934
3.00%, 01/15/44	26	25,354
3.00%, 05/20/45	125	124,140
3.00%, 11/20/45	1,067	1,055,319
3.00%, 12/20/45	11	10,801
3.00%, 01/20/46	6	5,698
3.00%, 03/20/46	7	7,367
3.00%, 04/20/46	70	69,056
3.00%, 05/20/46	7	6,823
3.00%, 08/20/46	30	29,215
3.00%, 09/20/46	67	65,807
3.00%, 12/15/46	67	66,765
3.00%, 02/15/47	234	232,519
3.00%, 04/20/49	585	578,347
3.00%, 01/20/50	144	141,603
3.00%, 02/20/50	78	76,653
3.50%, 10/20/42	88	88,648
3.50%, 03/15/43	67	67,453
3.50%, 06/15/43	56	56,782
3.50%, 04/20/45	26	26,545
3.50%, 04/20/46	40	40,582
3.50%, 12/20/46	49	48,953
3.50%, 03/20/47	81	81,326
3.50%, 08/20/47	88	88,719
3.50%, 09/20/47	77	77,541
3.50%, 11/20/47	70	70,539
3.50%, 02/20/48	47	47,648
3.50%, 04/20/48	522	525,370
3.50%, 08/20/48	70	69,882
3.50%, 01/20/49	32	31,773
4.00%, 09/20/45	13	13,482
4.00%, 09/20/46	5	4,679
4.00%, 04/20/47	36	36,406
4.00%, 06/20/47	135	137,315
4.00%, 07/20/47	202	205,808
4.00%, 11/20/47	37	37,790
4.00%, 05/15/48	29	30,352
4.00%, 05/20/48	27	27,205
4.00%, 08/20/48	30	30,557
4.00%, 02/20/50	58	59,280
4.00%, 08/18/52	196	199,575
4.00%, 08/18/52(e)	131	132,346
4.50%, 10/20/46	6	5,949
4.50%, 06/20/48	22	22,610
4.50%, 07/20/48	16	16,795
4.50%, 08/20/48	31	31,535
4.50%, 10/20/48	47	48,221
4.50%, 08/18/52	200	205,977
5.00%, 11/20/48	17	17,258
5.00%, 12/20/48	30	31,472
5.00%, 01/20/49	29	29,919
5.00%, 05/20/49	4	3,773
5.00%, 08/18/52(e)	460	471,410
Uniform Mortgage-Backed Securities
1.50%, 08/16/37	1,277	1,184,244
2.00%, 12/01/35	80	76,760
2.00%, 02/01/36	336	320,698
2.00%, 08/16/37(e)	2,008	1,909,974
2.00%, 09/01/50	249	225,021
2.00%, 03/01/51	794	714,743

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 11/01/51	$394	$355,082
2.00%, 02/01/52	244	219,824
2.50%, 01/01/33	228	226,768
2.50%, 08/16/37(e)	322	313,321
2.50%, 04/01/47	47	44,227
2.50%, 07/01/50	170	160,482
2.50%, 08/01/50	56	52,924
2.50%, 10/01/50	289	270,688
2.50%, 01/01/51	214	200,295
2.50%, 02/01/51	78	73,181
2.50%, 11/01/51	32	29,530
2.50%, 12/01/51	42	39,280
3.00%, 02/01/31	273	272,949
3.00%, 02/01/32	61	60,937
3.00%, 02/01/33	50	50,459
3.00%, 08/16/37(e)	380	377,276
3.00%, 07/01/46	150	146,997
3.00%, 10/01/46	326	319,110
3.00%, 12/01/46	16	15,802
3.00%, 12/01/47	82	79,644
3.00%, 11/01/48	126	123,503
3.50%, 03/01/33	54	54,366
3.50%, 04/01/33	62	62,513
3.50%, 05/01/33	30	30,610
3.50%, 07/01/34	62	62,810
3.50%, 08/01/34	43	43,779
3.50%, 08/16/37(e)	267	268,956
3.50%, 11/01/45	25	25,584
3.50%, 01/01/46	37	37,678
3.50%, 02/01/46	87	87,728
3.50%, 07/01/46	18	18,149
3.50%, 01/01/47	30	29,992
3.50%, 02/01/47	40	40,666
3.50%, 08/01/47	39	39,362
3.50%, 09/01/47	61	61,607
3.50%, 04/01/48	36	36,366
3.50%, 05/01/48	53	53,101
3.50%, 11/01/48	24	24,481
3.50%, 01/01/49	90	89,781
3.50%, 04/01/49	23	23,492
3.50%, 06/01/49	160	160,289
3.50%, 07/01/49	125	124,643
3.50%, 08/11/52(e)	1,700	1,682,270
3.50%, 09/15/52(e)	350	345,372
4.00%, 06/01/33	25	26,034
4.00%, 07/01/33	10	10,429
4.00%, 12/01/33	44	44,269
4.00%, 08/16/37(e)	80	81,328
4.00%, 03/01/45	15	15,428
4.00%, 01/01/46	22	21,898
4.00%, 02/01/46	14	14,274
4.00%, 03/01/46	6	6,093
4.00%, 04/01/46	21	21,327
4.00%, 02/01/47	11	11,136
4.00%, 03/01/47	14	14,421
4.00%, 06/01/47	6	5,968
4.00%, 09/01/47	26	26,223
4.00%, 11/01/47	7	7,280
4.00%, 05/01/49	77	78,050
4.00%, 07/01/49	30	30,829
Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/01/49	$29	$29,250
4.00%, 05/01/50	56	56,778
4.50%, 10/01/47	5	5,593
4.50%, 03/01/48	19	19,692
4.50%, 06/01/48	30	31,248
4.50%, 07/01/48	3	2,642
4.50%, 08/01/48	50	52,028
4.50%, 10/01/48	22	22,863
4.50%, 12/01/48	29	30,563
4.50%, 01/01/49	42	43,597
4.50%, 04/01/49	139	143,281
4.50%, 08/11/52(e)	2,033	2,068,339
5.00%, 08/01/48	214	223,432
5.00%, 09/01/48	10	9,875
5.00%, 04/01/49	13	13,429
6.00%, 02/01/49	64	70,038
		38,412,908
Total U.S. Government Agency Obligations — 43.4%
(Cost: $38,674,759)		38,412,908
Total Long-Term Investments — 123.7%
(Cost: $111,615,745)		109,603,171

Short-Term Securities

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(f)(g)(h)	7,358	7,357,384
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(f)(g)	100	100,000
Total Short-Term Securities — 8.4%
(Cost: $7,456,009)		7,457,384
Total Investments Before TBA Sales Commitments — 132.1%
(Cost: $119,071,754)		117,060,555

TBA Sales Commitments(e)

Mortgage-Backed Securities — (1.7)%
Uniform Mortgage-Backed Securities
2.00%, 08/16/37	(50)	(47,555)
3.00%, 08/16/37	(25)	(24,821)
3.50%, 08/11/52	(350)	(346,349)
4.50%, 08/11/52	(1,100)	(1,119,121)

Total TBA Sales Commitments — (1.7)%
(Proceeds: $(1,533,642))		(1,537,846)

Total Investments, Net of TBA Sales Commitments — 130.4%
(Cost: $117,538,112)		115,522,709

Liabilities in Excess of Other Assets — (30.4)%		(26,902,846)

Net Assets — 100.0%		$88,619,863

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Rounds to less than 1,000.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2022

(e)	Represents or includes a TBA transaction.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,921,087	$3,271,558	(a)	$(9,824,387)		$(10,050)	$(824)	$7,357,384	7,358	$23,806	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		0	(a)	—	—	100,000	100	321		—
						$(10,050)	$(824)	$7,457,384		$24,127		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	11	09/21/22	$1,332	$25,944
U.S. 5 Year Treasury Note	30	09/30/22	3,412	26,329
				52,273
Short Contracts
U.S. 10 Year Ultra Bond	(13)	09/21/22	1,702	(49,609)
U.S. Long Bond	(4)	09/21/22	574	(9,186)
U.S. Ultra Bond	(23)	09/21/22	3,598	(14,186)
				(72,981)
				$(20,708)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$71,190,263	$—	$71,190,263
U.S. Government Agency Obligations	—	38,412,908	—	38,412,908
Money Market Funds	7,457,384	—	—	7,457,384
	7,457,384	109,603,171	—	117,060,555
Liabilities
TBA Sales Commitments	—	(1,537,846)	—	(1,537,846)
	$7,457,384	$108,065,325	$—	$115,522,709
Derivative financial instruments(a)
Assets
Futures Contracts	$52,273	$—	$—	$52,273
Liabilities
Futures Contracts	(72,981)	—	—	(72,981)
	$(20,708)	$—	$—	$(20,708)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced